Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 3,755,559	$ 3,596,262
Capitalized interest	33,839	17,087
Ending balance	4,118,782	3,755,559
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	146,343	153,697
Ending balance	153,286	146,343
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,224,926	1,227,606
Ending balance	1,170,824	1,224,926
Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	112,543	123,605
Ending balance	119,165	112,543
Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,032,672	1,852,376
Ending balance	2,436,418	2,032,672
Pre-development properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	239,075	238,978
Ending balance	239,089	239,075
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,419,814	6,985,213
Additions/transfers	622,120	429,505
(Write-down) reversal of assets	(3,508)	(3,183)
Other movements/transfers	(11,475)	(4,471)
Assets reclassified as held for sale	1,217	217
Disposals	(2,772)	(4,554)
Capitalized interest	33,839	17,087
Ending balance	8,059,235	7,419,814
Cost | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	257,480	243,332
Additions/transfers	4,903	2,034
(Write-down) reversal of assets	(1,403)	0
Other movements/transfers	21,446	12,311
Assets reclassified as held for sale	0	0
Disposals	0	(197)
Capitalized interest	0	0
Ending balance	282,426	257,480
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,764,413	2,623,733
Additions/transfers	40,339	43,352
(Write-down) reversal of assets	523	0
Other movements/transfers	70,740	100,710
Assets reclassified as held for sale	0	0
Disposals	(2,389)	(3,382)
Capitalized interest	0	0
Ending balance	2,873,626	2,764,413
Cost | Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	112,543	123,605
Additions/transfers	109,435	158,430
(Write-down) reversal of assets	(1,946)	0
Other movements/transfers	(100,867)	(168,761)
Assets reclassified as held for sale	0	0
Disposals	0	(731)
Capitalized interest	0	0
Ending balance	119,165	112,543
Cost | Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,042,553	3,751,842
Additions/transfers	468,395	225,664
(Write-down) reversal of assets	(682)	(3,183)
Other movements/transfers	(2,782)	51,269
Assets reclassified as held for sale	0	0
Disposals	(87)	(126)
Capitalized interest	33,839	17,087
Ending balance	4,541,236	4,042,553
Cost | Pre-development properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	242,825	242,701
Additions/transfers	(952)	25
(Write-down) reversal of assets	0	0
Other movements/transfers	(12)	0
Assets reclassified as held for sale	1,217	217
Disposals	(296)	(118)
Capitalized interest	0	0
Ending balance	242,782	242,825
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,664,255)	(3,388,951)
Depreciation for the year	(276,856)	(274,288)
(Write-down) reversal of assets	(654)
Other movements/transfers	93	(3,196)
Assets reclassified as held for sale	(7)	(39)
Disposals	1,226	2,219
Ending balance	(3,940,453)	(3,664,255)
Accumulated depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(111,137)	(89,635)
Depreciation for the year	(17,968)	(21,540)
(Write-down) reversal of assets	0
Other movements/transfers	(35)	(106)
Assets reclassified as held for sale	0	0
Disposals	0	144
Ending balance	(129,140)	(111,137)
Accumulated depreciation | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,539,487)	(1,396,127)
Depreciation for the year	(160,641)	(143,008)
(Write-down) reversal of assets	(654)
Other movements/transfers	(3,165)	(2,387)
Assets reclassified as held for sale	0	0
Disposals	1,145	2,035
Ending balance	(1,702,802)	(1,539,487)
Accumulated depreciation | Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation for the year	0	0
(Write-down) reversal of assets	0
Other movements/transfers	0	0
Assets reclassified as held for sale	0	0
Disposals	0	0
Ending balance	0	0
Accumulated depreciation | Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,009,881)	(1,899,466)
Depreciation for the year	(98,247)	(109,740)
(Write-down) reversal of assets	0
Other movements/transfers	3,310	(676)
Assets reclassified as held for sale	0	0
Disposals	0	1
Ending balance	(2,104,818)	(2,009,881)
Accumulated depreciation | Pre-development properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,750)	(3,723)
Depreciation for the year	0	0
(Write-down) reversal of assets	0
Other movements/transfers	(17)	(27)
Assets reclassified as held for sale	(7)	(39)
Disposals	81	39
Ending balance	$ (3,693)	$ (3,750)